Deferred Revenue (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Deferred Revenue (Textual)
Customer deposit received for Mobile Water Treatment System	$ 10,000		$ 300,000
Other income	$ (169,048)	$ 470,128